Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	591,109,606.07	27,982
Yield Supplement Overcollateralization Amount 08/31/25	38,734,323.07	0
Receivables Balance 08/31/25	629,843,929.14	27,982
Principal Payments	29,044,075.86	652
Defaulted Receivables	1,338,932.12	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	36,088,702.20	0
Pool Balance at 09/30/25	563,372,218.96	27,284

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.61%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	10,568,154.30	358
Past Due 61-90 days	3,319,212.38	117
Past Due 91-120 days	817,561.84	29
Past Due 121+ days	0.00	0
Total	14,704,928.52	504

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.69%
Delinquency Trigger Occurred	NO

Recoveries	854,145.07
Aggregate Net Losses/(Gains) - September 2025	484,787.05
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.92%
Prior Net Losses/(Gains) Ratio	0.49%
Second Prior Net Losses/(Gains) Ratio	0.44%
Third Prior Net Losses/(Gains) Ratio	0.51%
Four Month Average	0.59%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.65%

Overcollateralization Target Amount	6,478,780.52
Actual Overcollateralization	6,478,780.52
Weighted Average Contract Rate	6.60%
Weighted Average Contract Rate, Yield Adjusted	10.47%
Weighted Average Remaining Term	43.04

Flow of Funds	$ Amount
Collections	33,409,585.92
Investment Earnings on Cash Accounts	14,262.28
Servicing Fee	(524,869.94)
Transfer to Collection Account	-
Available Funds	32,898,978.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,140,922.30
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	2,499,626.64
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,478,780.52
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,101,661.55

Total Distributions of Available Funds	32,898,978.26

Servicing Fee	524,869.94
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	584,311,845.60
Principal Paid	27,418,407.16
Note Balance @ 10/15/25	556,893,438.44

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2a
Note Balance @ 09/15/25	2,749,510.90
Principal Paid	2,749,510.90
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2b
Note Balance @ 09/15/25	4,102,334.70
Principal Paid	4,102,334.70
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-3
Note Balance @ 09/15/25	434,260,000.00
Principal Paid	20,566,561.56
Note Balance @ 10/15/25	413,693,438.44
Note Factor @ 10/15/25	95.2639982%

Class A-4
Note Balance @ 09/15/25	87,890,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	87,890,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	36,870,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	36,870,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	18,440,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	18,440,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,378,909.55
Total Principal Paid	27,418,407.16
Total Paid	29,797,316.71

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	11,570.86
Principal Paid	2,749,510.90
Total Paid to A-2a Holders	2,761,081.76

Class A-2b
SOFR Rate	4.37208%
Coupon	4.71208%
Interest Paid	16,108.77
Principal Paid	4,102,334.70
Total Paid to A-2b Holders	4,118,443.47

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	20,566,561.56
Total Paid to A-3 Holders	22,325,314.56

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9403513
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.3637519
Total Distribution Amount	24.3041032

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0664000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	15.7782101
Total A-2a Distribution Amount	15.8446101

A-2b Interest Distribution Amount	0.0619568
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	15.7782104
Total A-2b Distribution Amount	15.8401672

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.3600183
Total A-3 Distribution Amount	51.4100183

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	91.17
Noteholders' Third Priority Principal Distributable Amount	672.54
Noteholders' Principal Distributable Amount	236.29

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	3,072,738.16
Investment Earnings	10,391.01
Investment Earnings Paid	(10,391.01)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16